TRANSAMERICA ETF TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and

Statement of Additional Information, as supplemented

DeltaShares® S&P 400 Managed Risk ETF

DeltaShares® S&P 500 Managed Risk ETF

DeltaShares® S&P 600 Managed Risk ETF

DeltaShares® S&P International Managed Risk ETF

DeltaShares® S&P EM 100 & Managed Risk ETF

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Effective February 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectuses for DeltaShares® S&P 400 Managed Risk ETF, DeltaShares® S&P 500 Managed Risk ETF, DeltaShares® S&P 600 Managed Risk ETF and DeltaShares S&P International Managed Risk ETF under the section entitled “Management”:

Management:

Investment Manager:	Transamerica Asset Management, Inc	.
Sub-Adviser:	Milliman Financial Risk Management LLC
Portfolio Managers:
Charles Lowry, CFA	Portfolio Manager	since 2017
Louis Ng	Portfolio Manager	since 2017
Emma Westwick	Associate Portfolio Manager	since 2021

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Effective February 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for DeltaShares® S&P EM 100 & Managed Risk ETF under the section entitled “Management”:

Management:

Investment Manager:	Transamerica Asset Management, Inc.
Sub-Adviser:	Milliman Financial Risk Management LLC
Portfolio Managers:
Charles Lowry, CFA	Portfolio Manager	since 2019
Louis Ng	Portfolio Manager	since 2019
Emma Westwick	Associate Portfolio Manager	since 2021

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Effective February 1, 2021, the following replaces the information in the Prospectus for DeltaShares® S&P 400 Managed Risk ETF, DeltaShares® S&P 500 Managed Risk ETF, DeltaShares® S&P 600 Managed Risk ETF, DeltaShares® S&P International Managed Risk ETF and DeltaShares® S&P EM 100 & Managed Risk ETF under the section entitled “PORTFOLIO MANAGER(S)”:

Each fund is managed by the portfolio manager(s) listed below. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in each fund they manage.

Louis Ng is Director of ETF Capital Markets at Milliman Financial Risk Management LLC. Prior to joining Milliman, Louis worked as a portfolio manager at ProShares, and as an ETF market maker at Bluefin Trading and Ronin Capital. Louis has also been a member of the NYSE, BATS, and EDGE Exchanges. He received a Bachelor of Science degree in Finance from Georgetown University. Louis joined Milliman in 2015.

Charles Lowery, CFA, is Director of ETF Portfolio Management at Milliman Financial Risk Management LLC. Prior to joining Milliman, Charles worked as a portfolio manager at ProShares. He received a Bachelor of Science in Business Administration degree from Georgetown University. Charles joined Milliman in 2017.

Emma Westwick is an Associate Portfolio Manager and a member of ETF Portfolio Management at Milliman Financial Risk Management LLC. Prior to her current role, Emma worked in trade operations at Milliman. She received a Bachelor of Economics degree from Wheaton College. Emma joined Milliman in 2019.

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DeltaShares® S&P 400 Managed Risk ETF

DeltaShares® S&P 500 Managed Risk ETF

DeltaShares® S&P 600 Managed Risk ETF

DeltaShares® S&P International Managed Risk ETF

DeltaShares® S&P EM 100 & Managed Risk ETF

Effective February 1, 2021, the following replaces the information in the Statement of Additional Information under the section entitled “Sub-Adviser” in the “Portfolio Manager Information” section:

In addition to managing the assets of each fund, a portfolio manager may have responsibility for managing other client accounts of the applicable adviser or its affiliates. The table below shows, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than each fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of December 31, 2020.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Charles Lowery, CFA	0	$0	0	$0	0	$0
Louis Ng	0	$0	0	$0	0	$0
Emma Westwick	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Charles Lowery, CFA	0	$0	0	$0	0	$0
Louis Ng	0	$0	0	$0	0	$0
Emma Westwick	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

February 12, 2020